Leases - Summary of Detailed Information About Right Of Use Assets Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
At 1 January	$ 1,671	$ 1,635
At 31 December	1,319	1,671	$ 1,635
Discontinued operations
Leased right-of-use assets
Depreciation charge for year	(11)	(34)	(33)
Lease liabilities
Lease liabilities
At 1 January	1,671	1,635
Translation adjustment	(57)	(34)
Addition of right-of-use assets	154	210
Arising on acquisition (note 30)	107	88
Disposals	(368)	(20)
Remeasurements	61	56
Payments	(297)	(328)
Discount unwinding	48	64
At 31 December	1,319	1,671	1,635
Lease liabilities | Discontinued operations
Lease liabilities
Discount unwinding	6	18	19
Leased right-of-use assets
Leased right-of-use assets
At 1 January, net carrying amount	1,564	1,550
Translation adjustment	(51)	(34)
Transfer to owned assets	(5)	(10)
Additions at cost	154	210
Arising on acquisition (note 30)	107	88
Disposals at net carrying amount	(325)	(18)
Adjustment as a result of remeasurement of lease liability	61	56
Depreciation charge for year	(247)	(278)
At 31 December, net carrying amount	1,258	1,564	1,550
Leased right-of-use assets | Cost
Leased right-of-use assets
At 1 January, net carrying amount	2,259	2,069
At 31 December, net carrying amount	1,975	2,259	2,069
Leased right-of-use assets | Accumulated depreciation
Leased right-of-use assets
At 1 January, net carrying amount		(519)
At 31 December, net carrying amount			(519)
Leased right-of-use assets | Accumulated depreciation (and impairment charges)
Leased right-of-use assets
At 1 January, net carrying amount	(695)
At 31 December, net carrying amount	(717)	(695)
Land and buildings | Lease liabilities
Lease liabilities
At 1 January	1,296	1,228
Translation adjustment	(41)	(24)
Addition of right-of-use assets	41	96
Arising on acquisition (note 30)	96	77
Disposals	(332)	(14)
Remeasurements	41	45
Payments	(147)	(164)
Discount unwinding	38	52
At 31 December	992	1,296	1,228
Land and buildings | Leased right-of-use assets
Leased right-of-use assets
At 1 January, net carrying amount	1,195	1,151
Translation adjustment	(35)	(24)
Transfer to owned assets	0	0
Additions at cost	41	96
Arising on acquisition (note 30)	96	77
Disposals at net carrying amount	(289)	(12)
Adjustment as a result of remeasurement of lease liability	41	45
Depreciation charge for year	(119)	(138)
At 31 December, net carrying amount	930	1,195	1,151
Land and buildings | Leased right-of-use assets | Cost
Leased right-of-use assets
At 1 January, net carrying amount	1,573	1,419
At 31 December, net carrying amount	1,302	1,573	1,419
Land and buildings | Leased right-of-use assets | Accumulated depreciation
Leased right-of-use assets
At 1 January, net carrying amount		(268)
At 31 December, net carrying amount			(268)
Land and buildings | Leased right-of-use assets | Accumulated depreciation (and impairment charges)
Leased right-of-use assets
At 1 January, net carrying amount	(378)
At 31 December, net carrying amount	(372)	(378)
Plant and machinery | Lease liabilities
Lease liabilities
At 1 January	319	350
Translation adjustment	(14)	(9)
Addition of right-of-use assets	101	92
Arising on acquisition (note 30)	10	11
Disposals	(8)	(5)
Remeasurements	17	9
Payments	(132)	(139)
Discount unwinding	8	10
At 31 December	301	319	350
Plant and machinery | Leased right-of-use assets
Leased right-of-use assets
At 1 January, net carrying amount	313	342
Translation adjustment	(13)	(9)
Transfer to owned assets	(5)	(10)
Additions at cost	101	92
Arising on acquisition (note 30)	10	11
Disposals at net carrying amount	(9)	(5)
Adjustment as a result of remeasurement of lease liability	17	9
Depreciation charge for year	(112)	(117)
At 31 December, net carrying amount	302	313	342
Plant and machinery | Leased right-of-use assets | Cost
Leased right-of-use assets
At 1 January, net carrying amount	581	553
At 31 December, net carrying amount	609	581	553
Plant and machinery | Leased right-of-use assets | Accumulated depreciation
Leased right-of-use assets
At 1 January, net carrying amount		(211)
At 31 December, net carrying amount			(211)
Plant and machinery | Leased right-of-use assets | Accumulated depreciation (and impairment charges)
Leased right-of-use assets
At 1 January, net carrying amount	(268)
At 31 December, net carrying amount	(307)	(268)
Other | Lease liabilities
Lease liabilities
At 1 January	56	57
Translation adjustment	(2)	(1)
Addition of right-of-use assets	12	22
Arising on acquisition (note 30)	1	0
Disposals	(28)	(1)
Remeasurements	3	2
Payments	(18)	(25)
Discount unwinding	2	2
At 31 December	26	56	57
Other | Leased right-of-use assets
Leased right-of-use assets
At 1 January, net carrying amount	56	57
Translation adjustment	(3)	(1)
Transfer to owned assets	0	0
Additions at cost	12	22
Arising on acquisition (note 30)	1	0
Disposals at net carrying amount	(27)	(1)
Adjustment as a result of remeasurement of lease liability	3	2
Depreciation charge for year	(16)	(23)
At 31 December, net carrying amount	26	56	57
Other | Leased right-of-use assets | Cost
Leased right-of-use assets
At 1 January, net carrying amount	105	97
At 31 December, net carrying amount	64	105	97
Other | Leased right-of-use assets | Accumulated depreciation
Leased right-of-use assets
At 1 January, net carrying amount		(40)
At 31 December, net carrying amount			$ (40)
Other | Leased right-of-use assets | Accumulated depreciation (and impairment charges)
Leased right-of-use assets
At 1 January, net carrying amount	(49)
At 31 December, net carrying amount	$ (38)	$ (49)